Other Payables and Accrued Liabilities - Schedule of Other Payables and Accrued Liabilities (Details) - USD ($)	Sep. 30, 2025		Dec. 31, 2024		Jun. 30, 2024
Schedule of Other Payables and Accrued Liabilities [Abstract]
Accrued professional fees	$ 71,699	[1]	$ 177,029	[1]	$ 121,235	[2]
Salary and payroll taxes payable	3,916		14,100		10,241
Others			10,631		347
Total other payables and accrued liabilities	$ 75,615		$ 201,760		$ 131,823

[1]	The balance of accrued professional fees represented amount due to third party service providers which include, legal and consulting fee related to research and development, and others.
[2]	The balance of accrued professional fees represented amount due to third party service providers which include, legal and consulting fee related to research and development, and others.